FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	$ 6	$ 6	$ 6
Impact of 10% increase on net income	(6)	(6)	(6)
Impact of 10% decrease on partnership capital	23	28
Impact of 10% increase on partnership capital	(23)	(28)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	1	4	1
Impact of 10% increase on net income	(1)	(4)	(1)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	7	6	8
Impact of 10% increase on net income	(7)	(6)	(8)
Impact of 10% decrease on partnership capital	27	103
Impact of 10% increase on partnership capital	(27)	(103)
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	2	1	1
Impact of 10% increase on net income	(2)	(1)	(1)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	22	21	20
Impact of 10% increase on net income	(22)	(21)	(20)
Impact of 10% decrease on partnership capital	80	69
Impact of 10% increase on partnership capital	(80)	(69)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	8	1	4
Impact of 10% increase on net income	(8)	(1)	(4)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income	(7)	(3)	1
Impact of 10% increase on net income	7	3	$ (1)
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on partnership capital	13	12
Impact of 10% increase on partnership capital	$ (13)	$ (12)